Decommissioning and Other Provisions - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Line Items]
Discount rate applied to provision	4.00%	4.00%
Amount of other costs included in the other provisions	$ 1,505	$ 1,482
Decommissioning and Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Amount of provisions expected to be utilized	3,980	$ 2,361
Decommissioning and Restoration [Member] | Between 1 and 5 Years [Member]
Disclosure Of Other Provisions [Line Items]
Amount of provisions expected to be utilized	3,896
Decommissioning and Restoration [Member] | Between 6 and 10 Years [Member]
Disclosure Of Other Provisions [Line Items]
Amount of provisions expected to be utilized	$ 3,449